Equity	6 Months Ended
Dec. 31, 2023
Equity

Note 4: Equity

a.	Quoted securities - movement in ordinary shares on issue

	Number of Ordinary Shares	Total $
Balance at 1 July 2022	9,233,965,143	155,138,636
Shares issued during the financial year	2,307,693,000	7,172,399
Performance rights exercised	-	82,688
Transaction costs arising from shares issued	-	(916,060)
Valuation of warrants	-	(134,956)
At 30 June 2023	11,541,658,143	161,342,707

	Number of Ordinary Shares	Total $
Balance at 1 July 2023	11,541,658,143	161,342,707
Share consolidation*	(11,426,240,897)	-
At 31 December 2023	115,417,246	161,342,707

*	On 18 December 2023 GTG undertook a share consolidation of its equity securities on the basis of 1 security for every 100 securities held. Shareholders approved the equity consolidation at the 2023 Annual General Meeting (AGM).

b.	Unquoted securities - movement in performance rights, options and warrants

No unquoted performance shares or options were issued during the half-year ended 31 December 2023 (2022 NIL). A total of 8,400,000 options, before consolidation, lapsed during the period (2022: 479,500,000). During the reporting period a further 1,500,000 warrants were issued to a capital raising agent, connected with the capital raised in February 2023 and approved by shareholders at the 2023 AGM (2022 NIL).

	Performance Rights	Options and warrants	Total	Total
	Number	Number	Number	$
Balance at 1 July 2023	225,000,000	277,166,778	502,166,778	5,688,148
Share based payments expense	-	-	-	83,470
Forfeited performance rights	(125,000,000)	-	(125,000,000)	(2,356,830)
Lapsed options	-	(8,400,000)	(8,400,000)	-
Balance before share consolidation	100,000,000	268,766,778	368,766,778	3,414,788
Share consolidation*	(99,000,000)	(266,079,110)	(365,079,110)	-
Warrants issued#		1,942,500	1,942,500	-
At 31 December 2023	1,000,000	4,630,168	5,630,168	3,414,788

*	On 18 December 2023 GTG undertook a share consolidation of its equity securities on the basis of 1 security for every 100 securities held. Shareholders approved the equity consolidation at the 2023 AGM.

#	Made up of the issue of 1,500,000 warrants to the company’s capital raising agent during the reporting period plus an additional 442,500 warrants that were not reported in the prior half year financial report.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023

Note 4: Equity

b.	Unquoted securities - movement in performance rights, options and warrants (continued)

	Performance Rights	Options and Warrants	Total	Total
	Number	Number	Number	$
Balance at 1 July 2022	265,000,000	756,666,778	1,021,666,778	10,751,832
Share based payments expense	-	-	-	333,829
Forfeited performance rights	(40,000,000)	-	(40,000,000)	(291,428)
Lapsed options	-	(479,500,000)	(479,500,000)	-
At 31 December 2022	225,000,000	277,166,778	502,166,778	10,794,233

c.	Other reserves

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2023	5,688,148	847,408	6,535,556
Currency translation differences	-	(14,647)	(14,647)
Other comprehensive income for the period	-	(14,647)	(14,647)
Share based payments expense	83,470	-	83,470
Expired performance rights and options	(2,356,830)	-	(2,356,830)
At 31 December 2023	3,414,788	832,761	4,247,549

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2022	10,751,832	746,819	11,498,651
Currency translation differences	-	15,497	15,497
Other comprehensive income for the period	-	15,497	15,497
Share based payments expense	333,829	-	333,829
Forfeited performance rights	(291,428)	-	(291,428)
At 31 December 2022	10,794,233	762,316	11,556,549

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023